Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 140
Provisions made	37
Provisions used	(50)
Provisions reversed	(5)
Other	6
Other provisions, ending balance	128
Current provisions		$ 39	$ 65
Non-current provisions		89	75
Total provisions	140	128	140
Provision for decommissioning, restoration and rehabilitation costs [member]
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	39
Provisions made	3
Provisions used	(1)
Provisions reversed	0
Other	3
Other provisions, ending balance	44
Current provisions		2	1
Non-current provisions		42	38
Total provisions	39	44	39
Restructuring provision [member]
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	30
Provisions made	19
Provisions used	(27)
Provisions reversed	(4)
Other	1
Other provisions, ending balance	19
Current provisions		13	24
Non-current provisions		6	6
Total provisions	30	19	30
Workers' compensation [member]
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	47
Provisions made	9
Provisions used	(14)
Provisions reversed	0
Other	0
Other provisions, ending balance	42
Current provisions		13	29
Non-current provisions		29	18
Total provisions	47	42	47
Miscellaneous other provisions [member]
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	24
Provisions made	6
Provisions used	(8)
Provisions reversed	(1)
Other	2
Other provisions, ending balance	23
Current provisions		11	11
Non-current provisions		12	13
Total provisions	24	23	24
Other environment related provision [member]
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	7
Other provisions, ending balance	7
Total provisions	$ 7	$ 7	$ 7